Exhibit 99.1

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$163,472,443.70	0.8984964	$146,175,217.66	0.8034254	$17,297,226.04
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$233,762,443.70	0.1609679	$216,465,217.66	0.1490571	$17,297,226.04

Weighted Avg. Coupon (WAC)	5.03%		5.04%
Weighted Avg. Remaining Maturity (WARM)	26.49		25.62
Pool Receivables Balance	$266,401,183.35		$248,865,069.61
Remaining Number of Receivables	32,270		31,394

Adjusted Pool Balance	$263,674,470.08		$246,377,244.04

III. COLLECTIONS

Principal:
Principal Collections	$17,052,074.79
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$368,085.97
Total Principal Collections	$17,420,160.76

Interest:
Interest Collections	$1,099,770.93
Late Fees & Other Charges	$43,357.58
Interest on Repurchase Principal	$-
Total Interest Collections	$1,143,128.51

Collection Account Interest	$1,008.88
Reserve Account Interest	$459.76
Servicer Advances	$-

Total Collections	$18,564,757.91

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$18,564,757.91
Reserve Account Release	$-
Total Available for Distribution	$18,564,757.91

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$222,000.99		$222,000.99	$222,000.99
Collection Account Interest					$1,008.88
Late Fees & Other Charges					$43,357.58
Total due to Servicer					$266,367.45

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$110,343.90		$110,343.90

Total Class A interest:		$110,343.90		$110,343.90	$110,343.90

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$18,086,737.98

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$17,297,226.04

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$17,297,226.04
Class A Notes Total:	$17,297,226.04	$17,297,226.04
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$17,297,226.04	$17,297,226.04

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			789,511.94

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,726,713.27
Beginning Period Amount	$2,726,713.27
Current Period Amortization	$238,887.70
Ending Period Required Amount	$2,487,825.57
Ending Period Amount	$2,487,825.57
Next Distribution Date Required Amount	$2,261,817.01

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$29,912,026.38	$29,912,026.38	$29,912,026.38
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	11.34%	12.14%	12.14%

Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	May 2015
Distribution Date	6/15/2015
Transaction Month	35
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.92%	30,742	97.03%	$241,463,167.75
30 - 60 Days	1.69%	529	2.42%	$6,021,504.61
61 - 90 Days	0.31%	96	0.45%	$1,120,214.51
91 + Days	0.09%	27	0.10%	$260,182.74
		31,394		$248,865,069.61
Total
Delinquent Receivables 61 + days past due	0.39%	123	0.55%	$1,380,397.25
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.38%	124	0.55%	$1,472,920.09
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.33%	111	0.45%	$1,279,120.65
Three-Month Average Delinquency Ratio	0.37%		0.52%

Repossession in Current Period		27		$340,879.32
Repossession Inventory		69		$224,170.76

Charge-Offs
Gross Principal of Charge-Off for Current Period				$484,038.95
Recoveries				$(368,085.97)
Net Charge-offs for Current Period				$115,952.98

Beginning Pool Balance for Current Period				$266,401,183.35

Net Loss Ratio				0.52%
Net Loss Ratio for 1st Preceding Collection Period				0.26%
Net Loss Ratio for 2nd Preceding Collection Period				0.30%
Three-Month Average Net Loss Ratio for Current Period				0.36%

Cumulative Net Losses for All Periods				$12,467,870.03
Cumulative Net Losses as a % of Initial Pool Balance				0.82%

Principal Balance of Extensions				$1,160,331.89
Number of Extensions				100